INVESTMENTS IN ASSOCIATES (Details 2 Parenthetical) $ in Thousands, $ in Thousands								11 Months Ended
	Dec. 28, 2020 CLP ($)	Aug. 18, 2020 CLP ($)	May 15, 2020 CLP ($)	Feb. 03, 2020 CLP ($)	Feb. 03, 2020 USD ($)	Feb. 01, 2020 CLP ($)	Jan. 29, 2020 CLP ($)	Dec. 28, 2020 USD ($) shares	Jul. 29, 2020 USD ($)	Jul. 29, 2020 CLP ($)	Apr. 05, 2019 USD ($)
Puertos y logistica s.a. [Member]
Statement [Line Items]
Carrying Amount Of Investment | $											$ 56,492
Parque Eólico Ovejera del Sur SpA. [Member] | Arauco Bioenergia S.A. [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates	$ 90,000	$ 30,000	$ 100,000			$ 53,000		$ 354
Investment in shares of associates made during the period | shares								213
E2E S.A. [Member] | Maderas Arauco S.A. [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates				$ 11,700,000	$ 15,022		$ 300,000
Agricola EL Paque SpA [Member] | Forestal Arauco S.A. [Member]
Statement [Line Items]
Non monetary assets transferred to associates in consideration for acquiring interest in associates									$ 4,753	$ 3,651,895